Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible Assets [Line Items]
Amortization expense	$ 436,000	$ 384,000
Brands [Member]
Intangible Assets [Line Items]
Amortized over useful lives	10
Customer Relationships [Member]
Intangible Assets [Line Items]
Amortized over useful lives	$ 5